Income Tax Expense/(Benefit) - Disclosure of Detailed Information About Reconciliation of Accounting Profit Multiplied by Applicable Tax Rates (Details) (Parenthetical)	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018
Income taxes [Abstract]
Applicable tax rate	28.00%	28.00%	28.00%